UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC S&S INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/11

Item 1. Schedule of Investments

S&S Income Fund

Schedule of Investments (dollars in thousands)—September 30, 2011 (unaudited)

Bonds and Notes—94.9% †		Principal Amount	Fair Value
U.S. Treasuries—17.2%
U.S. Treasury Bonds
3.75%	08/15/41	$71,252	$82,953	(h)
4.38%	05/15/41	74,588	96,359
U.S. Treasury Notes
0.13%	04/30/12	16,186	16,268	(d,h)
0.20%	12/31/12	1,926	1,936	(d)
0.25%	06/30/13 - 08/31/13	71,617	71,549	(d,h)
0.95%	08/31/16	168,170	168,590	(d,h)
2.13%	08/15/21	25,614	26,066	(h)
			463,721

Agency Mortgage Backed—35.1%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	532	567	(h)
5.00%	07/01/35 - 06/01/41	18,046	19,713	(h)
5.50%	05/01/20 - 04/01/39	10,330	11,400	(h)
6.00%	04/01/17 - 11/01/37	16,267	18,130	(h)
6.50%	07/01/29	45	51	(h)
7.00%	10/01/16 - 08/01/36	1,896	2,179	(h)
7.50%	09/01/12 - 09/01/33	219	252	(h)
8.00%	11/01/30	10	12	(h)
8.50%	04/01/30 - 05/01/30	30	35	(h)
9.00%	05/01/16 - 11/01/16	94	105	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	2,056	2,188	(h)
4.50%	05/01/18 - 08/01/41	266,461	284,576	(h)
5.00%	07/01/20 - 06/01/41	38,844	42,391	(h)
5.32%	03/01/37	49	49	(i)
5.47%	04/01/37	21	23	(i)
5.50%	01/01/14 - 01/01/39	80,282	87,715	(h)
6.00%	02/01/14 - 08/01/35	23,065	25,686	(h)
6.50%	01/01/14 - 08/01/36	4,219	4,696	(h)
7.00%	08/01/13 - 02/01/34	436	485	(h)
7.50%	08/01/13 - 03/01/34	1,744	2,031	(h)
8.00%	12/01/12 - 11/01/33	934	1,086	(h)
8.50%	04/01/30 - 05/01/31	146	171	(h)
9.00%	01/01/14 - 12/01/22	553	610	(h)
4.00%	TBA	174,785	183,197	(c)
4.50%	TBA	128,330	136,130	(c)
5.00%	TBA	7,777	8,358	(c)
5.50%	TBA	10,210	11,062	(c)
6.00%	TBA	39,888	43,752	(c)
6.50%	TBA	6,768	7,460	(c)
Government National Mortgage Assoc.
2.13%	11/20/21 - 10/20/25	15	15	(h,i)
2.38%	05/20/21 - 04/20/24	16	16	(h,i)
2.63%	08/20/23 - 09/20/24	12	13	(h,i)

4.50%	08/15/33 - 03/20/41	31,446	34,168	(h)
5.00%	08/15/33	1,264	1,395	(h)
6.00%	04/15/27 - 09/15/36	3,235	3,638	(h)
6.50%	04/15/19 - 09/15/36	4,510	5,181	(h)
7.00%	03/15/12 - 10/15/36	1,886	2,199	(h)
7.50%	11/15/22 - 10/15/33	613	719	(h)
8.00%	11/15/29 - 06/15/30	8	9	(h)
8.50%	10/15/17	297	335	(h)
9.00%	11/15/16 - 12/15/21	899	1,015	(h)
4.50%	TBA	2,100	2,276	(c)
5.50%	TBA	1,900	2,099	(c)
			947,188

Agency Collateralized Mortgage Obligations—2.3%
Collateralized Mortgage Obligation Trust (Class B)
0.84%	11/01/18	138	136	(d,f,h,m)
Fannie Mae Whole Loan
0.99%	08/25/43	10,481	205	(g)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	13,768	113	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24	4,098	462	(g,n)
5.00%	02/15/38	1,643	144	(g,n)
5.00%	05/15/38	2,401	2,725
5.50%	04/15/17	172	3	(g,h,n)
6.37%	08/15/25	10,396	2,160	(g,i)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	158	6	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980 IO)
7.50%	07/15/27	40	9	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	1,837	261	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	1,497	106	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	279	14	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%**	10/15/16	7	—	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%**	06/15/28	83	—	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	1,126	89	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	882	42	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	142	3	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33 D)
8.00%	04/15/20	100	109	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	108	21	(g,h,n)
Federal Home Loan Mortgage Corp. STRIPS (Series 227) (Class IO)
5.00%	12/01/34	585	79	(g,n)
Federal Home Loan Mortgage STRIPS
3.02%	08/01/27	28	25	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.08%	11/25/33	3,967	116	(g,i)

Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	2,386	2,704
5.00%	02/25/40	1,964	188	(g,n)
5.00%	09/25/40	12,838	2,243	(g,n)
5.77%	07/25/38	5,301	623	(g)
5.77%	01/25/41	8,887	1,427	(g,i)
Federal National Mortgage Assoc. REMIC (Class B)
2.87%	12/25/22	115	105	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	3,047	3,387
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	2,119	2,412
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
10.08%**	05/25/22	—	3	(g,h)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	369	14	(g,h,n)
7.27%	05/25/18	725	94	(g,h)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	606	32	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	2,809	193	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.22%	12/25/42	2,204	59	(g,h)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	138	4	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.09%	03/25/31	1,555	1,724	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	1,904	2,154
Federal National Mortgage Assoc. STRIPS
1.67%	12/01/34	2,153	2,052	(d,f,h)
5.00%	05/25/38	2,150	214	(g,n)
6.00%	01/01/35	2,028	353	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	3,021	342	(g,h,n)
5.00%	03/25/38	2,259	233	(g,n)
5.50%	12/01/33	713	100	(g,h,n)
7.50%	11/01/23	491	87	(g,h,n)
8.00%	08/01/23 - 07/01/24	229	45	(g,h,n)
8.50%	03/01/17 - 07/25/22	335	53	(g,h,n)
9.00%	05/25/22	115	26	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	3,711	394	(g,n)
Government National Mortgage Assoc.
0.00%	02/20/40 - 01/20/41	32,923	6,066	(g,i,n)
4.50%	04/16/34 - 08/16/39	57,479	8,545	(g,n)
4.50%	11/20/39	4,881	5,391
5.00%	12/20/35 - 09/20/38	21,633	2,687	(g,n)
6.02%	02/20/40	9,421	2,091	(g,i)
6.37%	08/20/40 - 03/20/41	25,859	5,245	(g,i)
Government National Mortgage Assoc. (Class IC)
6.02%	04/16/37	6,075	1,158	(g)
Vendee Mortgage Trust
0.38%	04/15/40	19,947	399	(g,h,i)
0.58%	09/15/46	37,935	1,007	(g,i)
Vendee Mortgage Trust (Class IO)
0.85%	05/15/33	7,265	198	(g,i)
			60,880

Asset Backed - 0.9%
AmeriCredit Automobile Receivables Trust
0.60%	04/07/14	4,574	4,564	(d,h)
Bayview Financial Acquisition Trust (Class A)
5.00%	02/28/44	2,195	1,959	(d,h)
Bear Stearns Asset Backed Securities Trust
5.89%	01/25/34	65	47	(d,m)
Capital One Multi-Asset Execution Trust (Class B)
1.52%	01/15/19	1,000	956	(d)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	2,232	1,968	(j)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	11/25/34	245	104	(h,m)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	2,610	2,133	(h)
Countrywide Asset-Backed Certificates
1.09%	05/25/33	19	14
5.00%	08/25/32	144	87	(d,h,m)
Countrywide Asset-Backed Certificates (Class 2A1)
3.35%	06/25/33	20	18	(d,h,m)
Countrywide Asset-Backed Certificates (Class 2A3)
1.27%	02/25/35	1,109	1,079	(h)
Countrywide Asset-Backed Certificates (Class 4A2A)
7.00%	05/25/36	971	814	(d)
Countrywide Asset-Backed Certificates (Class A)
1.78%	08/25/34	28	27	(d,h,m)
7.00%	04/25/32	79	42	(d,h)
Countrywide Asset-Backed Certificates (Class A1)
1.03%	03/25/33	373	273	(h)
First Franklin Mortgage Loan Asset Backed Certificates
5.00%	11/25/36	1,033	769	(d)
GSAA Trust
5.00%	05/25/34	281	234	(d,h)
Hertz Vehicle Financing LLC
2.60%	02/25/15	2,000	2,021	(b,h)
Indymac Residential Asset Backed Trust (Class 2A2)
5.00%	11/25/36	5,279	4,041	(d,h)
Irwin Home Equity Corp. (Class 1A1)
7.00%	02/25/36	348	171	(b,d)
Mid-State Trust (Class A3)
7.54%	07/01/35	618	616	(h,m)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	2,525	2,018
Residential Asset Mortgage Products Inc. (Class A2)
8.25%	06/25/32	66	51	(d,m)
Residential Asset Securities Corp.
7.00%	11/25/33	415	184	(d,m)
10.00%	07/25/32	228	130	(d,h,m)
Residential Asset Securities Corp. (Class A2)
7.00%	06/25/33	460	227	(d,h,m)
Residential Funding Mortgage Securities II Inc. (Class A12)
7.00%	02/25/34	72	39	(d,m)
			24,586
Corporate Notes—30.0%
Advanced Micro Devices Inc.
7.75%	08/01/20	2,660	2,607

AES El Salvador Trust
6.75%	02/01/16	600	585	(b)
AES Gener S.A.
5.25%	08/15/21	261	253	(b)
AES Panama S.A.
6.35%	12/21/16	1,632	1,746	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	2,995	3,277	(h)
Air Jamaica Ltd.
9.38%	07/08/15	57	59
Allergan Inc.
3.38%	09/15/20	5,692	5,846
Alliance One International Inc.
10.00%	07/15/16	2,852	2,353	(h)
Alpha Natural Resources Inc.
6.00%	06/01/19	2,628	2,451
ALROSA Finance S.A.
7.75%	11/03/20	1,000	943	(b)
America Movil SAB de C.V.
2.38%	09/08/16	2,100	2,031
6.13%	03/30/40	1,800	1,872
American Axle & Manufacturing Inc.
7.88%	03/01/17	2,729	2,565
American International Group Inc.
5.85%	01/16/18	4,469	4,427
Amgen Inc.
2.30%	06/15/16	2,077	2,127
4.10%	06/15/21	2,927	3,151
5.65%	06/15/42	2,684	3,246
Amsted Industries Inc.
8.13%	03/15/18	2,868	2,968	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	1,500	1,641
6.20%	03/15/40	5,699	5,933
6.45%	09/15/36	900	952
6.95%	06/15/19	3,497	4,057
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	4,509	4,828	(h)
5.38%	11/15/14	3,660	4,090
AON Corp.
3.13%	05/27/16	3,560	3,561
ArcelorMittal
5.50%	03/01/21	4,439	3,978
6.75%	03/01/41	5,054	4,368
Arch Coal Inc.
7.00%	06/15/19	2,769	2,631	(b)
Archer-Daniels-Midland Co.
5.77%	03/01/41	5,451	6,830
Arizona Public Service Co.
6.25%	08/01/16	3,165	3,655	(h)
AT&T Inc.
2.95%	05/15/16	2,353	2,428
3.88%	08/15/21	2,101	2,161
5.55%	08/15/41	1,801	1,939
5.60%	05/15/18	1,503	1,738
6.40%	05/15/38	4,094	4,752	(h)
6.70%	11/15/13	3,452	3,835

Baker Hughes Inc.
3.20%	08/15/21	6,001	6,047	(b)
Banco de Credito del Peru
4.75%	03/16/16	1,543	1,489	(b)
Banco do Brasil S.A.
5.88%	01/26/22	2,989	2,847	(b)
BanColombia S.A.
5.95%	06/03/21	1,993	1,928	(b)
6.13%	07/26/20	520	509
Bank of America Corp.
3.75%	07/12/16	5,945	5,409
5.42%	03/15/17	11,900	10,338
5.63%	07/01/20	3,570	3,288	(h)
6.50%	08/01/16	3,370	3,347	(h)
BBVA Bancomer S.A.
4.50%	03/10/16	1,200	1,116	(b)
6.50%	03/10/21	500	461	(b)
Boise Paper Holdings LLC
8.00%	04/01/20	2,308	2,340	(h)
Bombardier Inc.
7.75%	03/15/20	2,094	2,230	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	1,486	1,535
4.50%	10/01/20	1,586	1,718
Braskem Finance Ltd.
5.75%	04/15/21	800	730	(b)
Calpine Corp.
7.25%	10/15/17	5,613	5,417	(b,h)
Capex S.A.
10.00%	03/10/18	514	422	(b)
Cargill Inc.
5.20%	01/22/13	5,139	5,412	(b,h)
6.00%	11/27/17	1,749	2,067	(b,h)
Case New Holland Inc.
7.88%	12/01/17	1,598	1,702
Caterpillar Inc.
3.90%	05/27/21	4,450	4,799
CCO Holdings LLC
7.88%	04/30/18	1,390	1,414
8.13%	04/30/20	2,729	2,838
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	550	616	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	2,780	2,982	(b,h)
CenturyLink Inc.
5.15%	06/15/17	2,987	2,804
CenturyLink Inc. (Series G)
6.88%	01/15/28	2,062	1,785
Chesapeake Energy Corp.
6.13%	02/15/21	2,483	2,502
Chesapeake Midstream Partners LP
5.88%	04/15/21	3,621	3,440	(b)
Chrysler Group LLC
8.00%	06/15/19	2,400	1,872	(b)
Cincinnati Bell Inc.
8.25%	10/15/17	4,890	4,743	(h)

Cinemark USA Inc.
7.38%	06/15/21	1,775	1,677
Citigroup Inc.
5.00%	09/15/14	9,177	9,000	(h)
CityCenter Holdings LLC
7.63%	01/15/16	2,660	2,500	(b)
Clarendon Alumina Production Ltd.
8.50%	11/16/21	780	780	(b,h)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	1,200	1,235	(b)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	3,033	3,810	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	2,424	2,927
Corp Nacional del Cobre de Chile
3.75%	11/04/20	2,254	2,241	(b)
5.63%	09/21/35	554	627	(b,h)
Credit Suisse AG
2.60%	05/27/16	2,981	3,069	(b)
Crown Castle Towers LLC
4.88%	08/15/40	2,783	2,897	(b)
6.11%	01/15/40	1,361	1,530	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	1,513	1,592	(h)
5.75%	06/01/17	1,067	1,225	(h)
Danaher Corp.
2.30%	06/23/16	2,970	3,043
3.90%	06/23/21	594	639
DaVita Inc.
6.38%	11/01/18	2,660	2,554
Denbury Resources Inc.
6.38%	08/15/21	2,251	2,183
8.25%	02/15/20	2,762	2,900	(h)
DENTSPLY International Inc.
2.75%	08/15/16	3,003	3,024
4.13%	08/15/21	3,003	3,141
Devon Energy Corp.
5.60%	07/15/41	2,973	3,427
Digicel Ltd.
8.25%	09/01/17	700	658	(b)
DirecTV Holdings LLC
3.55%	03/15/15	2,953	3,080
4.75%	10/01/14	2,820	3,055	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	1,237	1,324	(b,h)
Dolphin Subsidiary II Inc.
7.25%	10/15/21	2,415	2,343	(b)
Dominion Resources Inc.
1.95%	08/15/16	2,101	2,091
4.90%	08/01/41	1,192	1,234
Drummond Company Inc.
9.00%	10/15/14	2,955	3,022	(b,h)
Dubai Electricity & Water Authority
6.38%	10/21/16	680	699	(b)
7.38%	10/21/20	760	733	(b)
Duke Realty LP (REIT)
6.50%	01/15/18	1,478	1,589

EH Holding Corp.
6.50%	06/15/19	6,063	5,836	(b)
El Paso Pipeline Partners Operating Company LLC
5.00%	10/01/21	2,404	2,408
Empresa Nacional del Petroleo
5.25%	08/10/20	700	724	(b,h)
6.25%	07/08/19	350	384	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	1,990	2,045
Energy Transfer Partners LP
6.70%	07/01/18	2,082	2,330
ENN Energy Holdings Ltd.
6.00%	05/13/21	700	677	(b)
European Investment Bank
4.88%	01/17/17	7,600	8,904	(h)
Exelon Corp.
4.90%	06/15/15	3,716	4,022	(h)
First Citizens St. Lucia Ltd.
4.90%	02/09/16	1,100	1,123	(b)
First Horizon National Corp.
5.38%	12/15/15	4,458	4,512
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	2,660	2,474	(b)
Ford Motor Credit Company LLC
5.00%	05/15/18	4,213	4,069
5.88%	08/02/21	2,313	2,301
Forest Oil Corp.
7.25%	06/15/19	3,725	3,669
FPL Group Capital Inc.
2.60%	09/01/15	5,900	5,977
France Telecom S.A.
2.75%	09/14/16	3,007	2,984
4.13%	09/14/21	3,007	2,989
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	4,216	4,068	(b)
Frontier Communications Corp.
7.13%	03/15/19	5,233	4,984
Georgia-Pacific LLC
5.40%	11/01/20	3,124	3,178	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	720	733	(b,j)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	883	813	(b)
Goldman Sachs Capital I
6.35%	02/15/34	2,283	2,067
Great Plains Energy Inc.
4.85%	06/01/21	2,966	3,123
Hanesbrands Inc.
6.38%	12/15/20	4,507	4,372
HCA Inc.
6.50%	02/15/20	2,282	2,231
7.50%	02/15/22	2,660	2,454
HCP Inc. (REIT)
6.00%	01/30/17	2,564	2,700
Healthsouth Corp.
7.75%	09/15/22	2,660	2,414

Hewlett-Packard Co.
3.00%	09/15/16	3,006	3,031
4.30%	06/01/21	7,409	7,480
6.00%	09/15/41	3,006	3,171
Hidili Industry International Development Ltd.
8.63%	11/04/15	550	341	(b)
Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	5,170	5,028
HSBC Finance Corp.
6.68%	01/15/21	13,443	13,212	(b)
Huntington BancShares Inc.
7.00%	12/15/20	1,195	1,353
Indo Energy Finance BV
7.00%	05/07/18	1,983	1,765	(b)
Indo Integrated Energy BV
9.00%	06/01/12	117	119	(j)
Industrial Bank of Korea
3.75%	09/29/16	1,000	987	(b)
ING Bank N.V.
4.00%	03/15/16	2,761	2,778	(b)
Ingles Markets Inc.
8.88%	05/15/17	4,696	4,919	(h)
Intelsat Jackson Holdings S.A.
7.25%	10/15/20	1,335	1,232	(b)
Intergas Finance BV
6.38%	05/14/17	300	309	(b)
6.88%	11/04/11	500	499
Inversiones CMPC S.A.
4.75%	01/19/18	517	523	(b)
JPMorgan Chase & Co.
4.35%	08/15/21	4,501	4,548
5.13%	09/15/14	4,725	4,976	(h)
5.60%	07/15/41	2,974	3,107
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	600	590	(b)
KazMunaiGaz Finance Sub BV
9.13%	07/02/18	500	563	(b)
11.75%	01/23/15	500	573	(b)
Kinder Morgan Energy Partners LP
5.80%	03/01/21	3,000	3,348
Korea Development Bank
3.25%	03/09/16	2,799	2,698
4.00%	09/09/16	1,627	1,609
Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	2,100	2,095	(b)
6.25%	06/17/14	750	810	(b)
Korea National Oil Corp.
5.38%	07/30/14	900	952	(b)
Kraft Foods Inc.
4.13%	02/09/16	2,989	3,183
5.38%	02/10/20	6,108	6,913
6.50%	02/09/40	1,476	1,804
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	6,173	6,594	(h)
4.50%	07/16/18	2,938	3,452
Levi Strauss & Co.
7.63%	05/15/20	4,229	3,933

Linn Energy LLC
8.63%	04/15/20	2,192	2,258
Listrindo Capital BV
9.25%	01/29/15	1,150	1,129	(b)
Lockheed Martin Corp.
3.35%	09/15/21	3,007	2,977
4.85%	09/15/41	3,007	3,164
Lorillard Tobacco Co.
3.50%	08/04/16	2,987	2,991
7.00%	08/04/41	2,746	2,914
Lyondell Chemical Compan
8.00%	11/01/17	2,267	2,443	(b)
Majapahit Holding BV
7.25%	10/17/11	2,456	2,456	(b)
7.75%	10/17/16	650	722	(b)
MDC-GMTN B.V.
5.50%	04/20/21	1,000	1,045	(b)
7.63%	05/06/19	1,500	1,814	(b)
Mega Advance Investments Ltd.
6.38%	05/12/41	708	637	(b)
Merrill Lynch & Company Inc.
6.88%	04/25/18	4,332	4,334
MetroPCS Wireless Inc.
6.63%	11/15/20	2,500	2,200
Midamerican Energy Holdings Co.
6.13%	04/01/36	3,165	3,791	(h)
Morgan Stanley
3.80%	04/29/16	1,446	1,333
5.50%	07/28/21	7,471	6,920
5.75%	01/25/21	5,973	5,496
6.00%	04/28/15	1,506	1,499
Mylan Inc.
7.88%	07/15/20	3,675	3,840	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	100	96
National Agricultural Cooperative Federation
4.25%	01/28/16	1,723	1,733	(b)
5.00%	09/30/14	800	836	(b)
Nationwide Mutual Insurance Co.
7.88%	04/01/33	1,316	1,383	(b)
9.38%	08/15/39	589	686	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	500	555
Newfield Exploration Co.
5.75%	01/30/22	3,725	3,683
News America Inc.
6.65%	11/15/37	3,017	3,316
Nextel Communications Inc. (Series E)
6.88%	10/31/13	4,205	4,089
Nisource Finance Corp.
6.13%	03/01/22	3,424	3,880
Noble Holding International Ltd.
3.05%	03/01/16	4,425	4,554
Novelis Inc.
8.38%	12/15/17	3,107	3,076
NRG Energy Inc.
7.63%	01/15/18 - 05/15/19	4,026	3,715	(b)

Occidental Petroleum Corp.
1.75%	02/15/17	3,002	2,979
3.13%	02/15/22	3,002	3,001
Oglethorpe Power Corp.
5.38%	11/01/40	1,498	1,699
ONEOK Partners LP
6.13%	02/01/41	3,145	3,478
Pacific Gas & Electric Co.
5.80%	03/01/37	1,022	1,188
6.05%	03/01/34	3,728	4,450
Pacific Rubiales Energy Corp.
8.75%	11/10/16	900	965	(b)
PacifiCorp
6.00%	01/15/39	1,850	2,335
6.25%	10/15/37	2,106	2,726
PAETEC Holding Corp.
8.88%	06/30/17	5,725	6,011
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	1,205	1,295
Petrobras International Finance Co.
3.88%	01/27/16	2,643	2,622
Petroleos Mexicanos
6.00%	03/05/20	1,190	1,302
8.00%	05/03/19	550	671
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	1,100	1,078
Petronas Capital Ltd.
5.25%	08/12/19	1,050	1,147	(b)
7.88%	05/22/22	600	762	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	300	316	(b)
Philip Morris International Inc.
2.50%	05/16/16	2,968	3,060
Pioneer Natural Resources Co.
7.50%	01/15/20	4,672	5,244
Plains All American Pipeline LP
3.95%	09/15/15	2,968	3,123
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	700	798	(b)
Protective Life Corp.
8.45%	10/15/39	4,997	5,772
Prudential Financial Inc.
3.00%	05/12/16	2,968	2,904
5.40%	06/13/35	1,870	1,742
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	1,000	1,003	(b)
PTTEP Canada International Finance Ltd.
5.69%	04/05/21	800	808	(b)
Qatari Diar Finance QSC
5.00%	07/21/20	1,050	1,121	(b)
QVC Inc.
7.50%	10/01/19	3,626	3,862	(b)
RailAmerica Inc.
9.25%	07/01/17	2,907	3,147
Range Resources Corp.
5.75%	06/01/21	2,660	2,760
Reliance Holdings USA Inc.
4.50%	10/19/20	750	688	(b)

Republic Services Inc.
5.25%	11/15/21	3,958	4,437
5.70%	05/15/41	1,839	2,083
Reynolds Group Issuer Inc.
8.75%	10/15/16	5,733	5,747	(b)
Roche Holdings Inc.
6.00%	03/01/19	4,215	5,150	(b)
Russian Railways
5.74%	04/03/17	600	597
Schlumberger Investment S.A.
3.30%	09/14/21	3,007	3,010	(b)
Schlumberger Norge AS
1.95%	09/14/16	1,504	1,496	(b)
Seagate HDD Cayman
7.75%	12/15/18	1,783	1,747	(b)
Solutia Inc.
7.88%	03/15/20	2,393	2,519
Southern Copper Corp.
5.38%	04/16/20	2,991	3,051
6.75%	04/16/40	964	947
Stoneheath RE
6.87%	12/29/49	3,846	3,154	(i)
Sunoco Logistics Partners Operations LP
4.65%	02/15/22	2,971	2,928
Susser Holdings LLC
8.50%	05/15/16	4,587	4,776
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	5,863	6,146
Texas Instruments Inc.
2.38%	05/16/16	7,416	7,605
Textron Inc.
6.20%	03/15/15	3,958	4,252
TGI International Ltd.
9.50%	10/03/17	500	535
The AES Corp.
8.00%	10/15/17	2,771	2,785	(h)
The Coca-Cola Co.
3.30%	09/01/21	6,559	6,842	(b)
The Goldman Sachs Group Inc.
3.63%	02/07/16	4,928	4,798
3.70%	08/01/15	2,857	2,797	(h)
5.25%	07/27/21	14,221	14,029
5.95%	01/18/18	2,254	2,321
6.00%	06/15/20	3,711	3,817
6.15%	04/01/18	2,086	2,162
6.75%	10/01/37	2,968	2,715
The Potomac Edison Co.
5.35%	11/15/14	1,520	1,662	(h)
The Procter & Gamble Co.
1.45%	08/15/16	3,001	3,001
Time Warner Cable Inc.
4.00%	09/01/21	2,255	2,205
5.50%	09/01/41	3,759	3,715
6.75%	07/01/18	10,691	12,441
Time Warner Inc.
3.15%	07/15/15	6,385	6,604
5.88%	11/15/16	3,262	3,687

TNK-BP Finance S.A.
6.13%	03/20/12	1,100	1,111
Transnet Ltd.
4.50%	02/10/16	800	822	(b)
UBS AG
5.88%	07/15/16	2,795	2,879
UnitedHealth Group Inc.
5.80%	03/15/36	2,258	2,617
Vail Resorts Inc.
6.50%	05/01/19	5,239	5,160	(b)
Verizon Communications Inc.
5.50%	02/15/18	2,657	3,081
Vimpel Communications Via VIP Finance Ireland Limited OJSC
6.49%	02/02/16	800	730	(b)
7.75%	02/02/21	800	665	(b)
Visteon Corp.
6.75%	04/15/19	2,573	2,316	(b)
WellPoint Inc.
2.38%	02/15/17	1,500	1,483
3.70%	08/15/21	3,001	3,018
West China Cement Ltd.
7.50%	01/25/16	300	204	(b)
Williams Partners LP
4.13%	11/15/20	742	736
Willis Group Holdings PLC
4.13%	03/15/16	2,945	2,994
Windstream Corp.
7.75%	10/01/21	2,573	2,483
7.88%	11/01/17	3,773	3,820
Woodside Finance Ltd.
4.50%	11/10/14	5,213	5,535	(b)
Wynn Las Vegas LLC
7.88%	05/01/20	3,228	3,381
XL Group Ltd.
5.75%	10/01/21	3,001	2,992
XL Group PLC (Series E)
6.50%	12/29/49	2,820	2,214	(i)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	3,976	4,372	(b)
			808,936

Non-Agency Collateralized Mortgage Obligations—6.8%
Banc of America Commercial Mortgage Inc.
5.37%	09/10/47	4,270	4,696	(i)
5.68%	07/10/46	2,950	2,752
5.73%	07/10/46	2,700	1,539
5.92%	02/10/51	7,900	8,313	(h)
6.39%	02/10/51	3,800	4,177	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	3,820	4,133
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.89%	07/10/44	10,600	11,424	(i)
5.98%	02/10/51	5,460	4,857	(i)
6.44%	02/10/51	3,660	3,364	(i)
Banc of America Mortgage Securities Inc. (Class B1)
4.74%	02/25/36	871	28	(h,m)
4.94%	01/25/36	697	6	(h,m)

Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	2,830	3,052	(i)
5.94%	09/11/38	3,355	3,224	(i)
6.16%	09/11/42	700	486	(h,m)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.57%	03/11/39	1,472	1,471	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.91%	06/11/40	2,420	1,619	(h)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.70%	04/12/38	2,750	2,688
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	1,600	1,722	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.32%	10/25/35	1,610	138	(h,m)
Credit Suisse Mortgage Capital Certificates (Class C)
5.59%	02/15/39	5,500	4,259	(h)
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.63%	02/25/36	858	32	(h,m)
DBUBS Mortgage Trust
5.73%	11/10/46	2,750	1,773	(b)
Extended Stay America Trust
5.50%	11/05/27	6,000	5,643	(b)
GS Mortgage Securities Corp. II
2.92%	08/10/44	3,010	3,020	(d,i)
5.73%	03/10/44	2,380	1,738	(b,i)
Impac CMB Trust (Class 1A1)
5.00%	04/25/35	1,459	1,068	(d,h)
8.95%	10/25/34	2,938	2,530	(d)
Impac Secured Assets CMN Owner Trust (Class A1M)
5.00%	03/25/36	950	51	(d)
Indymac INDA Mortgage Loan Trust (Class B1)
4.65%	01/25/36	176	1	(h,m)
Interstar Millennium Trust
1.09%	03/14/36	285	264	(d)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	1,720	1,845	(i)
5.34%	08/12/37	13,330	14,426	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.44%	06/12/47	9,570	9,939	(h)
5.79%	02/12/51	8,300	8,947	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	6,975	6,736
6.10%	02/12/51	1,830	1,638
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.69%	04/15/43	2,090	1,441
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.39%	02/12/51	1,080	324	(h,m)
LB-UBS Commercial Mortgage Trust
5.00%	12/15/39	27,957	499	(d,h,m)
6.31%	04/15/41	2,080	1,857	(i)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.31%	04/15/41	7,490	8,188	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	2,230	2,410
5.16%	02/15/31	2,970	3,211
LB-UBS Commercial Mortgage Trust (Class AJ)
6.31%	04/15/41	1,160	800	(i)

MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	922	96	(g,h,m,n)
Merrill Lynch Mortgage Trust
5.85%	05/12/39	3,000	2,029
Merrill Lynch Mortgage Trust (Class AJ)
5.85%	05/12/39	2,538	2,033	(i)
Morgan Stanley Capital I
5.16%	10/12/52	3,500	3,783	(i)
5.48%	02/12/44	4,770	4,090	(i)
5.62%	12/12/49	2,400	2,438
5.90%	10/15/42	3,254	2,603
6.00%	01/15/21	1,758	1,502	(b,d)
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	7,450	8,000
5.99%	08/12/41	1,190	1,337	(i)
Morgan Stanley Capital I (Class AM)
6.46%	01/11/43	2,940	2,819
Morgan Stanley Capital I (Class B)
5.90%	10/15/42	2,300	1,889
MortgageIT Trust (Class A1)
5.00%	08/25/35	2,887	2,088	(d)
National RMBS Trust
0.46%	03/20/34	368	367	(d)
Opteum Mortgage Acceptance Corp. (Class A1A)
5.00%	02/25/35	503	461	(d,h)
Residential Funding Mortgage Securities I (Class M1)
5.75%**	01/25/36	587	—	(h,m)
Sequoia Mortgage Trust
5.00%	06/20/34	188	158	(d,h)
Vornado DP LLC
6.36%	09/13/28	1,180	1,065	(b)
Wachovia Bank Commercial Mortgage Trust
5.49%	12/15/44	490	471	(i)
6.23%	06/15/45	2,730	1,755
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	2,600	2,538	(i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	3,800	274	(h,m)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%**	03/25/36	192	—	(h,m)
			184,125

Sovereign Bonds—1.9%
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	700	721	(b)
8.25%	10/24/12	500	521
Eskom Holdings Ltd.
5.75%	01/26/21	800	808	(b)
Financing of Infrastrucural Projects State Enterprise
7.40%	04/20/18	600	524	(b)
8.38%	11/03/17	629	579	(b)
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	800	828	(b)
Government of Argentina
2.50%	12/31/38	649	219	(j)
7.40%	08/03/12	2,598	306	(d,i)
8.28%	12/31/33	684	452

Government of Belize
6.00%	02/20/29	1,636	990	(j)
Government of Brazil
5.63%	01/07/41	1,200	1,293	(h)
6.00%	01/17/17	300	342
6.00%	02/20/29	12	7	(b,j)
8.25%	01/20/34	551	774
Government of Chile
3.25%	09/14/21	2,511	2,448
Government of Colombia
7.38%	03/18/19	500	617
Government of Costa Rica
10.00%	08/01/20	540	728	(b,h)
Government of Croatia
6.38%	03/24/21	700	646	(b)
Government of El Salvador
7.65%	06/15/35	1,130	1,099	(b,h)
Government of Grenada
4.50%	09/15/25	858	506	(b,h,j)
Government of Hungary
6.38%	03/29/21	1,030	1,002
7.63%	03/29/41	1,542	1,503
Government of Indonesia
11.63%	03/04/19	247	351	(b)
Government of Lebanon
4.00%	12/31/17	203	198
6.38%	03/09/20	600	626
Government of Lithuania
6.75%	01/15/15	1,100	1,145	(b)
7.38%	02/11/20	500	538	(b)
Government of Mexico
5.75%	10/12/10	522	514
Government of Panama
6.70%	01/26/36	1,050	1,271
Government of Peruvian
6.55%	03/14/37	1,624	1,884
7.35%	07/21/25	500	623
Government of Philippine
6.38%	10/23/34	800	916
6.50%	01/20/20	882	1,023
Government of Poland
5.13%	04/21/21	515	514
6.38%	07/15/19	268	295
Government of South Africa
5.50%	03/09/20	800	875
Government of Turkey
5.63%	03/30/21	1,460	1,493
Government of Ukraine
6.25%	06/17/16	4,600	4,088	(b)
Government of Uruguay
6.88%	09/28/25	802	943
Government of Venezuela
10.75%	09/19/13	589	579
Government of Vietnam
1.36%	03/12/16	205	183	(i)
Govvernment of Philippine
6.38%	01/15/32	1,000	1,133

Korea Expressway Corp.
4.50%	03/23/15	600	615	(b)
Korea National Oil Corp.
2.88%	11/09/15	2,461	2,380	(b)
Province of Manitoba Canada
4.90%	12/06/16	1,060	1,236	(h)
Republic of Dominican
7.50%	05/06/21	900	878	(b,h)
Republic of Ghana
8.50%	10/04/17	800	836	(b,h)
Republic of Indonesia
4.88%	05/05/21	800	808	(b)
5.88%	03/13/20	550	594	(b)
Republic of Lebanese
5.15%	11/12/18	518	512
6.10%	10/04/22	518	518
Republic of Serbia
7.25%	09/28/21	3,000	2,794	(b)
Republic of Turkey
6.00%	01/14/41	1,000	953
Russian Foreign Bond - Eurobond
5.00%	04/29/20	600	590	(b)
United Mexican States
5.13%	01/15/20	888	961
6.05%	01/11/40	600	678
Wakala Global Sukuk Bhd
2.99%	07/06/16	750	748	(b)
4.65%	07/06/21	750	781	(b)
			51,987

Municipal Bonds and Notes—0.7%
Municipal Electric Authority of Georgia
6.64%	04/01/57	6,394	6,832
New Jersey State Turnpike Authority
7.10%	01/01/41	1,495	2,000
7.41%	01/01/40	2,590	3,568
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880	986
South Carolina State Public Service Authority
6.45%	01/01/50	1,495	1,997
State of California
5.70%	11/01/21	2,075	2,250
			17,633

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	1,893	—	(c,l,m)

Total Bonds and Notes
(Cost $2,531,374)			2,559,056

Other Investments—0.2%
GEI Investment Fund			5,992	(k)
(Cost $6,177)
Total Investment in Securities
(Cost $2,537,551)			2,565,048

		Principal Amount	Fair Value
Short-Term Investments—18.3%
Time Deposit —2.6%
State Street Corp.
0.01%	10/03/11	$69,865	$69,865	(e)

Federal Agencies—15.7%
Federal Home Loan Bank Discount Notes
0.08%	02/15/12	25,000	24,997	(d)
Federal Home Loan Mortgage Corp. Discount Notes
0.01%	10/06/11	100,000	100,000	(d)
0.02%	12/19/11	100,509	100,505	(d)
0.03%	01/13/12	64,375	64,371	(d)
Federal National Mortgage Assoc. Discount Notes
0.08%	02/01/12 - 03/14/12	75,000	74,988	(d)
Federal National Mortgage Corp. Discount Notes
0.06%	01/18/12	59,500	59,496	(d)
			424,357

Total Short-Term Investments (Cost $494,187)			494,222

Total Investments (Cost $3,031,738)			3,059,270
Liabilities in Excess of Other Assets, net—(13.4) %			(361,093)

NET ASSETS—100.0%			$2,698,177

Other Information

The Fund had the following long futures contracts open at September 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Note Futures	December 2011	999	$219,983	$(268)
5 Yr. U.S. Treasury Note Futures	December 2011	232	28,416	(2)
30 Yr. U.S. Treasury Bond Futures	December 2011	165	23,533	1,084

				$814

The Fund had the following short futures contracts open at September 30, 2011 (unaudited):
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra long U.S. Treasury Bond Futures	December 2011	486	$(77,092)	$(7,412)
10 Yr. U.S. Treasury Note Futures	December 2011	1002	(130,354)	(242)

				$(7,654)

				$(6,840)

Notes to Schedules of Investments (dollars in thousands) – September 30, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the supplemental disclosure for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $233,810 or 8.67% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2011, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(l)	Securities in default.

(m)	Illiquid Securities at September 30, 2011, these securities amounted to $3,550 or 0.13% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2011.

*	Less than 0.05%

**	Par value is less than $500.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$463,721	$—	$463,721
	Agency Mortgage Backed	—	947,188	—	947,188
	Agency CMOs	—	60,481	399	60,880
	Asset Backed	—	24,586	—	24,586
	Corporate Notes	—	808,936	—	808,936
	Non-Agency CMOs	—	184,125	—	184,125
	Sovereign Bonds	—	51,987	—	51,987
	Municipal Notes and Bonds	—	17,633	—	17,633
	Other Investments	—	5,992	—	5,992
	Short-Term Investments	—	494,222	—	494,222

	Total Investments in Securities	$—	$3,058,871	$399	$3,059,270

	Other Financial Instruments*
	Futures Contracts – Unrealized Appreciation	$1,084	$—	$—	$1,084
	Futures Contracts – Unrealized Depreciation	(7,924)	—	—	(7,924)

	Total Other Financial Instruments	$(6,840)	$—	$—	$(6,840)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended September 30, 2011:

GE S&S Income Fund	Agency CMOs	Asset Backed	Non-Agency CMOs	Total
Balance at 12/31/10	$3,698	$157	$1,965	$5,820
Accrued discounts/premiums	(141)	—	—	(141)
Realized gain (loss)	246	—	(454)	(208)
Change in unrealized gain (loss)	(275)	—	453	178
Purchases	153	—	—	153
Sales	(1,033)	—	(1)	(1,034)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(2,249)	(157)	(1,963)	(4,369)

Balance at 09/30/11	$399	$—	$—	$399

Change in unrealized appreciation relating to securities still held at 09/30/11	$6	$—	$—	$6

There were no significant transfers between Level 1 and Level 2. Transfers between fair value levels are considered to occur at the beginning of the period.

†	See Schedule of Investments for Industry Classification

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of September 30, 2011:

(Dollars in Thousands):

	Asset Derivatives September 30, 2011			Liability Derivatives September 30, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)

S&S Income Fund
Interest Rate Contracts	Assets, Net Assets—	1,084	*	Liabilities, Net Assets—	(7,924	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

* Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

INCOME TAXES

At September 30, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
GE S&S Income Fund	$3,037,897	$67,721	$(46,348)	$21,373

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: November 22, 2011

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, GE S&S Funds

Date: November 22, 2011